UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number: 811-604

Washington Mutual Investors Fund, Inc.
(Exact name of Registrant as specified in charter)

1101 Vermont Avenue, NW
Washington, DC 20005
(Address of principal executive offices)

Jennifer L. Butler
Secretary
Washington Mutual Investors Fund, Inc.
1101 Vermont Avenue, NW
Washington, DC 20005
(Name and address of agent for service)

Registrant's telephone number, including area code:   (202) 842-5665

Date of fiscal year end: April 30, 2009

Date of reporting period: January 31, 2009

ITEM 1. Schedule of Investments.

Washington Mutual Investors FundSM
Investment portfolio

January 31, 2009		unaudited

		Value
Common stocks — 95.97%	Shares	(000)

ENERGY — 12.81%
Apache Corp.	3,550,000	$266,250
Baker Hughes Inc.	3,287,510	109,540
Chevron Corp.	28,046,800	1,977,860
ConocoPhillips	4,400,000	209,132
EOG Resources, Inc.	2,864,644	194,137
Exxon Mobil Corp.	14,890,000	1,138,787
Halliburton Co.	16,700,000	288,075
Hess Corp.	2,150,000	119,561
Marathon Oil Corp.	8,570,000	233,361
Occidental Petroleum Corp.	4,850,000	264,568
Royal Dutch Shell PLC, Class B (ADR)	10,006,500	478,611
Schlumberger Ltd.	8,750,000	357,088
		5,636,970

MATERIALS — 3.19%
Air Products and Chemicals, Inc.	4,000,000	201,200
Alcoa Inc.	29,450,000	229,416
E.I. du Pont de Nemours and Co.	10,500,000	241,080
Monsanto Co.	880,000	66,933
Newmont Mining Corp.	3,500,000	139,230
PPG Industries, Inc.	3,289,587	123,623
Vulcan Materials Co.	4,870,000	240,870
Weyerhaeuser Co.	5,960,000	162,946
		1,405,298

INDUSTRIALS — 14.05%
Avery Dennison Corp.	3,560,000	86,259
Boeing Co.	12,463,200	527,318
Burlington Northern Santa Fe Corp.	2,700,000	178,875
Caterpillar Inc.	1,600,000	49,360
Danaher Corp.	1,190,000	66,557
Deere & Co.	7,302,151	253,677
Eaton Corp.	1,200,000	52,824
Emerson Electric Co.	4,700,000	153,690
General Dynamics Corp.	2,950,000	167,353
General Electric Co.	92,628,500	1,123,584
Illinois Tool Works Inc.	4,930,000	161,014
Ingersoll-Rand Co. Ltd., Class A	4,200,000	68,082
Lockheed Martin Corp.	1,900,000	155,876
Masco Corp.	7,950,000	62,169
Northrop Grumman Corp.	15,983,600	769,131
Pitney Bowes Inc.	4,000,000	89,040
Raytheon Co.	2,500,000	126,550
Rockwell Automation	3,000,000	78,120

		unaudited

		Value
Common stocks	Shares	(000)

INDUSTRIALS (continued)
Southwest Airlines Co.	7,500,000	$52,725
Tyco International Ltd.	9,143,750	192,201
Union Pacific Corp.	1,820,000	79,698
United Parcel Service, Inc., Class B	16,225,900	689,438
United Technologies Corp.	16,833,041	807,818
Waste Management, Inc.	6,200,000	193,378
		6,184,737

CONSUMER DISCRETIONARY — 7.08%
Best Buy Co., Inc.	11,509,000	322,482
Carnival Corp., units	4,350,000	79,127
Gannett Co., Inc.	4,000,000	23,080
Harley-Davidson, Inc.	3,950,000	48,111
Home Depot, Inc.	5,600,000	120,568
Honda Motor Co., Ltd. (ADR)	1,400,000	31,724
Johnson Controls, Inc.	22,298,200	278,950
Limited Brands, Inc.	8,200,000	64,944
Lowe’s Companies, Inc.	46,780,000	854,671
McDonald’s Corp.	8,280,000	480,406
News Corp., Class A	20,060,000	128,183
NIKE, Inc., Class B	2,000,000	90,500
Target Corp.	12,200,000	380,640
VF Corp.	3,800,000	212,876
		3,116,262

CONSUMER STAPLES — 8.08%
Avon Products, Inc.	12,080,400	247,044
Coca-Cola Co.	22,395,000	956,714
H.J. Heinz Co.	3,500,000	127,750
Hershey Co.	3,000,000	111,840
Kimberly-Clark Corp.	3,482,784	179,259
Kraft Foods Inc., Class A	18,540,000	520,047
PepsiCo, Inc.	2,750,000	138,133
Procter & Gamble Co.	4,900,000	267,050
SYSCO Corp.	1,500,000	33,435
Walgreen Co.	16,700,000	457,747
Wal-Mart Stores, Inc.	10,980,000	517,378
		3,556,397

HEALTH CARE — 13.84%
Abbott Laboratories	19,760,000	1,095,494
Aetna Inc.	10,520,000	326,120
Amgen Inc.[1]	4,876,000	267,449
Becton, Dickinson and Co.	1,000,000	72,670
Bristol-Myers Squibb Co.	19,682,410	421,400
C. R. Bard, Inc.	1,840,000	157,449
Cardinal Health, Inc.	7,750,000	291,787
Eli Lilly and Co.	14,408,191	530,510
Johnson & Johnson	14,640,000	844,582
McKesson Corp.	2,500,000	110,500
Medtronic, Inc.	12,630,900	423,009
Merck & Co., Inc.	21,619,487	617,236
Pfizer Inc	11,725,000	170,950
Stryker Corp.	4,540,000	191,770
UnitedHealth Group Inc.	7,300,000	206,809
Wyeth	8,500,000	365,245
		6,092,980

		unaudited

		Value
Common stocks	Shares	(000)

FINANCIALS — 8.42%
Allstate Corp.	8,800,000	$190,696
American Express Co.	15,550,000	260,152
American International Group, Inc.	9,026,600	11,554
Bank of America Corp.	4,870,900	32,051
Bank of New York Mellon Corp.	2,000,000	51,480
Chubb Corp.	2,000,000	85,160
Citigroup Inc.	7,800,000	27,690
Fifth Third Bancorp	4,500,000	10,755
HSBC Holdings PLC (ADR)	4,080,000	158,467
JPMorgan Chase & Co.	41,053,515	1,047,275
KeyCorp	7,000,000	50,960
Lincoln National Corp.	5,326,246	80,586
Marsh & McLennan Companies, Inc.	16,666,900	322,171
Progressive Corp.[1]	4,670,000	56,741
SunTrust Banks, Inc.	1,600,000	19,616
U.S. Bancorp	33,820,300	501,893
Wells Fargo & Co.	41,506,000	784,463
XL Capital Ltd., Class A	4,225,000	12,252
		3,703,962

INFORMATION TECHNOLOGY — 12.57%
Cisco Systems, Inc.[1]	14,380,000	215,269
Google Inc., Class A1	1,067,000	361,212
Hewlett-Packard Co.	21,115,000	733,746
Intel Corp.	49,450,000	637,905
International Business Machines Corp.	13,735,000	1,258,813
Linear Technology Corp.	7,315,000	171,317
Microsoft Corp.	30,720,000	525,312
Nokia Corp. (ADR)	24,550,000	301,229
Oracle Corp.[1]	23,698,300	398,842
Paychex, Inc.	10,950,000	265,975
SAP AG (ADR)	12,740,000	450,741
Texas Instruments Inc.	14,320,000	214,084
		5,534,445

TELECOMMUNICATION SERVICES — 6.63%
AT&T Inc.	78,765,000	1,939,194
Verizon Communications Inc.	32,830,000	980,632
		2,919,826

UTILITIES — 7.20%
Ameren Corp.	1,400,000	46,550
American Electric Power Co., Inc.	7,100,000	222,585
Dominion Resources, Inc.	4,550,000	160,069
Entergy Corp.	8,621,184	658,314
Exelon Corp.	19,915,000	1,079,791
FPL Group, Inc.	8,896,800	458,630
NiSource Inc.	2,500,000	24,200
PPL Corp.	13,550,000	415,443
Public Service Enterprise Group Inc.	1,000,000	31,570
Xcel Energy Inc.	4,000,000	73,840
		3,170,992

MISCELLANEOUS — 2.10%
Other common stocks in initial period of acquisition		922,312

		unaudited

		Value
Common stocks		(000)

Total common stocks (cost: $47,568,748,000)		$42,244,181

Convertible securities — 0.01%	Shares

FINANCIALS — 0.00%
Fannie Mae, Series 2008-1, 8.75% noncumulative convertible preferred	1,354,000	1,286

MISCELLANEOUS — 0.01%
Other convertible securities in initial period of acquisition		5,436

Total convertible securities (cost: $113,038,000)		6,722

	Principal amount
Short-term securities — 3.82%	(000)

Bank of America Corp. 0.40% due 4/20–4/24/2009	$100,300	100,189
Campbell Soup Co. 0.45% due 2/9/2009[2]	7,300	7,298
Caterpillar Financial Services Corp. 0.35% due 2/2/2009	15,700	15,700
E.I. duPont de Nemours and Co. 0.23% due 2/18/2009[2]	13,700	13,698
Eaton Corp. 0.50% due 3/3/2009[2]	20,000	19,982
Emerson Electric Co. 0.15%–0.45% due 2/9–3/20/2009[2]	46,000	45,990
Fannie Mae 0.20%–1.05% due 2/2–7/22/2009	184,481	184,265
Federal Home Loan Bank 0.16%–0.88% due 2/3–6/29/2009	226,900	226,746
Freddie Mac 0.20%–2.05% due 2/3–5/27/2009	279,350	279,217
Harvard University 1.07% due 2/5/2009	30,000	29,996
Hewlett-Packard Co. 0.30%–0.60% due 3/2–3/10/2009[2]	79,700	79,674
Honeywell International Inc. 0.25%–0.30% due 3/16–4/23/2009[2]	81,800	81,741
International Bank for Reconstruction and Development 0.20%–0.38% due 4/8–4/23/2009	100,000	99,911
Merck & Co. Inc. 0.20%–0.25% due 2/5–3/23/2009	49,100	49,082
Microsoft Corp. 0.30%–0.50% due 2/6–3/13/2009[2]	41,355	41,349
Private Export Funding Corp. 0.32% due 4/13/2009[2]	32,400	32,353
Procter & Gamble Co. 0.15% due 2/6/2009[2]	10,000	10,000
Procter & Gamble International Funding S.C.A. 0.35%–1.25% due 2/4–4/14/2009[2]	88,900	88,842
U.S. Treasury Bills 0.13%–0.31% due 3/19–7/9/2009	113,000	112,930
United Parcel Service Inc. 0.25% due 5/1/2009[2]	100,000	99,886
Walt Disney Co. 0.30%–0.50% due 3/10–4/7/2009	38,100	38,067
Yale University 1.56% due 3/11/2009	25,000	24,975

Total short-term securities (cost: $1,682,085,000)		1,681,891

Total investment securities (cost: $49,363,871,000)		43,932,794
Other assets less liabilities		86,955

Net assets		$44,019,749

unaudited

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $520,813,000, which represented 1.18% of the net assets of the Fund.

Key to abbreviation

ADR = American Depositary Receipts

Disclosure of fair value measurements

The Fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on May 1, 2008. FAS 157 requires the Fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the Fund’s valuation levels as of January 31, 2009 (dollars in thousands):

Investment securities

Level 1 — Quoted prices	$42,250,903
Level 2 — Other significant observable inputs	1,681,891
Level 3 — Significant unobservable inputs	—
Total	$43,932,794

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 5,473,787
Gross unrealized depreciation on investment securities	(10,957,106)
Net unrealized depreciation on investment securities	(5,483,319)
Cost of investment securities for federal income tax purposes	49,416,113

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the Fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

ITEM 2. Controls and Procedures.

(a)  The Registrant's Principal Executive Officer and Principal Financial Officer
have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)  There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940)
that occurred  during the  Registrant's last fiscal quarter that has materially affected,  or is  reasonably  likely  to  materially  affect,  the  Registrant's internal control over financial reporting.

ITEM 3. Exhibits.

The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Washington Mutual Investors Fund, Inc.

By  /s/ Jeffrey L. Steele
                               Jeffrey L. Steele, President and Principal Executive Officer

Date: March 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Jeffrey L. Steele

Jeffrey L. Steele, President and Principal Executive Officer

Date: March 30, 2009

 By /s/ Michael W. Stockton

Michael W. Stockton, Principal Financial Officer,
Vice President and Treasurer

Date: March 30, 2009